Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
October 31, 2023
T21-NPRT1-1223
1.9880055.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Entertainment - 1.0%
Netflix, Inc. (a)	2,588	1,065,454
TKO Group Holdings, Inc.	4,181	342,758
		1,408,212
Interactive Media & Services - 5.8%
Alphabet, Inc. Class A (a)	42,756	5,305,164
Meta Platforms, Inc. Class A (a)	9,258	2,789,158
		8,094,322
Media - 1.4%
Comcast Corp. Class A	24,406	1,007,724
Omnicom Group, Inc.	6,004	449,760
The Trade Desk, Inc. (a)	6,696	475,148
		1,932,632
TOTAL COMMUNICATION SERVICES		11,435,166
CONSUMER DISCRETIONARY - 11.0%
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	38,590	5,135,943
Hotels, Restaurants & Leisure - 3.1%
Booking Holdings, Inc. (a)	441	1,230,196
Las Vegas Sands Corp.	16,306	773,883
McDonald's Corp.	5,619	1,473,133
Royal Caribbean Cruises Ltd. (a)	9,176	777,482
		4,254,694
Household Durables - 1.8%
D.R. Horton, Inc.	8,242	860,465
Lennar Corp. Class A	8,116	865,815
PulteGroup, Inc.	11,585	852,540
		2,578,820
Specialty Retail - 1.7%
O'Reilly Automotive, Inc. (a)	1,161	1,080,241
TJX Companies, Inc.	14,316	1,260,810
		2,341,051
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)	1,676	1,000,673
TOTAL CONSUMER DISCRETIONARY		15,311,181
CONSUMER STAPLES - 6.2%
Beverages - 2.2%
Monster Beverage Corp.	10,985	561,334
PepsiCo, Inc.	7,464	1,218,722
The Coca-Cola Co.	21,628	1,221,766
		3,001,822
Consumer Staples Distribution & Retail - 0.9%
Walmart, Inc.	8,001	1,307,443
Food Products - 0.9%
Lamb Weston Holdings, Inc.	5,207	467,589
Mondelez International, Inc.	11,212	742,347
		1,209,936
Household Products - 1.2%
Procter & Gamble Co.	11,441	1,716,493
Personal Care Products - 1.0%
BellRing Brands, Inc. (a)	13,870	606,535
Coty, Inc. Class A (a)	40,977	383,954
elf Beauty, Inc. (a)	3,809	352,828
		1,343,317
TOTAL CONSUMER STAPLES		8,579,011
ENERGY - 4.6%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	11,020	379,308
Schlumberger Ltd.	9,633	536,173
TechnipFMC PLC	16,061	345,633
Transocean Ltd. (United States) (a)(b)	33,620	222,564
Weatherford International PLC (a)	3,416	317,995
		1,801,673
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	7,858	1,145,146
ConocoPhillips Co.	6,606	784,793
Exxon Mobil Corp.	16,859	1,784,525
Hess Corp.	2,723	393,201
Marathon Petroleum Corp.	3,451	521,964
		4,629,629
TOTAL ENERGY		6,431,302
FINANCIALS - 13.3%
Banks - 2.0%
First Citizens Bancshares, Inc.	533	735,934
JPMorgan Chase & Co.	15,090	2,098,415
		2,834,349
Capital Markets - 0.8%
S&P Global, Inc.	3,077	1,074,827
Consumer Finance - 0.7%
American Express Co.	6,521	952,262
Financial Services - 6.1%
Apollo Global Management, Inc.	10,066	779,511
Berkshire Hathaway, Inc. Class B (a)	8,419	2,873,657
Fiserv, Inc. (a)	8,054	916,143
MasterCard, Inc. Class A	4,843	1,822,663
Visa, Inc. Class A	8,829	2,075,698
		8,467,672
Insurance - 3.7%
Aon PLC	3,036	939,338
Arch Capital Group Ltd. (a)	10,798	935,971
Arthur J. Gallagher & Co.	4,061	956,325
Kinsale Capital Group, Inc.	2,023	675,500
Marsh & McLennan Companies, Inc.	5,597	1,061,471
Primerica, Inc.	3,510	670,972
		5,239,577
TOTAL FINANCIALS		18,568,687
HEALTH CARE - 12.0%
Biotechnology - 2.0%
Exact Sciences Corp. (a)	16,444	1,012,786
Vertex Pharmaceuticals, Inc. (a)	4,907	1,776,874
		2,789,660
Health Care Equipment & Supplies - 5.1%
Boston Scientific Corp. (a)	32,392	1,658,146
DexCom, Inc. (a)	12,747	1,132,316
Intuitive Surgical, Inc. (a)	5,705	1,495,965
Penumbra, Inc. (a)	5,572	1,065,088
Stryker Corp.	6,237	1,685,362
		7,036,877
Health Care Providers & Services - 0.9%
HCA Holdings, Inc.	5,860	1,325,180
Pharmaceuticals - 4.0%
Eli Lilly & Co.	5,893	3,264,309
Merck & Co., Inc.	22,157	2,275,524
		5,539,833
TOTAL HEALTH CARE		16,691,550
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	3,921	801,805
The Boeing Co. (a)	4,823	901,033
TransDigm Group, Inc. (a)	911	754,390
		2,457,228
Building Products - 0.4%
Builders FirstSource, Inc. (a)	4,951	537,283
Commercial Services & Supplies - 0.5%
Copart, Inc.	17,613	766,518
Construction & Engineering - 0.9%
EMCOR Group, Inc.	3,190	659,214
Quanta Services, Inc.	3,713	620,517
		1,279,731
Electrical Equipment - 1.7%
Eaton Corp. PLC	4,413	917,507
Hubbell, Inc. Class B	2,311	624,201
Vertiv Holdings Co.	19,927	782,533
		2,324,241
Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	21,366	924,720
Industrial Conglomerates - 0.7%
General Electric Co.	9,662	1,049,583
Machinery - 2.3%
Caterpillar, Inc.	4,144	936,751
Ingersoll Rand, Inc.	11,127	675,186
PACCAR, Inc.	9,519	785,603
Parker Hannifin Corp.	2,010	741,509
		3,139,049
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	1,058	772,160
TOTAL INDUSTRIALS		13,250,513
INFORMATION TECHNOLOGY - 27.2%
Electronic Equipment, Instruments & Components - 0.9%
Jabil, Inc.	10,370	1,273,436
Semiconductors & Semiconductor Equipment - 6.9%
Axcelis Technologies, Inc. (a)	5,889	750,848
Broadcom, Inc.	2,701	2,272,540
First Solar, Inc. (a)	5,843	832,335
NVIDIA Corp.	11,222	4,576,332
Rambus, Inc. (a)	20,480	1,112,678
		9,544,733
Software - 11.7%
Cadence Design Systems, Inc. (a)	5,684	1,363,307
Fair Isaac Corp. (a)	1,349	1,141,079
HubSpot, Inc. (a)	2,374	1,006,030
Microsoft Corp.	29,763	10,063,167
Oracle Corp.	14,882	1,538,799
Workday, Inc. Class A (a)	5,430	1,149,585
		16,261,967
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	58,261	9,949,231
Super Micro Computer, Inc. (a)	3,516	841,977
		10,791,208
TOTAL INFORMATION TECHNOLOGY		37,871,344
MATERIALS - 2.6%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,506	425,355
DuPont de Nemours, Inc.	4,249	309,667
Linde PLC	2,272	868,268
		1,603,290
Construction Materials - 0.5%
Eagle Materials, Inc.	1,206	185,615
Martin Marietta Materials, Inc.	664	271,536
Vulcan Materials Co.	1,365	268,209
		725,360
Metals & Mining - 0.9%
ATI, Inc. (a)	5,025	189,794
Freeport-McMoRan, Inc.	9,787	330,605
Nucor Corp.	2,068	305,630
Reliance Steel & Aluminum Co.	908	230,977
Steel Dynamics, Inc.	2,484	264,571
		1,321,577
TOTAL MATERIALS		3,650,227
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
AvalonBay Communities, Inc.	1,658	274,797
Equinix, Inc.	613	447,269
Iron Mountain, Inc.	4,591	271,190
Kite Realty Group Trust	9,633	205,376
Prologis (REIT), Inc.	5,003	504,052
Public Storage	1,303	311,039
Simon Property Group, Inc.	2,958	325,055
Stag Industrial, Inc.	6,605	219,418
VICI Properties, Inc.	10,410	290,439
Welltower, Inc.	4,304	359,857
		3,208,492
Real Estate Management & Development - 0.3%
CoStar Group, Inc. (a)	4,079	299,439
Zillow Group, Inc. Class C (a)	4,631	167,874
		467,313
TOTAL REAL ESTATE		3,675,805
UTILITIES - 2.5%
Electric Utilities - 2.0%
Constellation Energy Corp.	4,053	457,665
Edison International	5,530	348,722
NextEra Energy, Inc.	11,383	663,629
PG&E Corp. (a)	22,689	369,831
Pinnacle West Capital Corp.	4,100	304,138
Southern Co.	8,153	548,697
		2,692,682
Gas Utilities - 0.2%
Atmos Energy Corp.	2,992	322,119
Multi-Utilities - 0.3%
Consolidated Edison, Inc.	4,478	393,124
TOTAL UTILITIES		3,407,925
TOTAL COMMON STOCKS (Cost $130,590,646)		138,872,711

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	300,127	300,188
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	90,991	91,000
TOTAL MONEY MARKET FUNDS (Cost $391,187)		391,188

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $130,981,833)	139,263,899
NET OTHER ASSETS (LIABILITIES) - 0.0% (e)	(37,639)
NET ASSETS - 100.0%	139,226,260

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	16	Dec 2023	336,980	(20,285)	(20,285)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $17,920 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	267,697	524,864	492,373	2,954	-	-	300,188	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	632,700	747,730	1,289,430	52	-	-	91,000	0.0%
Total	900,397	1,272,594	1,781,803	3,006	-	-	391,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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